Securitisations - Transfers of financial assets that do not result in derecognition (Details) - Barclays Bank Group [member] - Credit cards, unsecured and other retail lending [member] - Financial assets at amortised cost, category [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 3,042	£ 3,772
Assets Fair value	3,094	3,757
Liabilities carry amount	(2,975)	(3,635)
Liabilities fair value	£ (2,962)	£ (3,626)